INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES
INVESTMENTS IN ASSOCIATES

11 Investments in associates

Accounting policy

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

At 31 December 2020, the Group holds 47.6% (2019: 49%)  of Bioventus LLC (Bioventus). Bioventus is a limited liability company operating as a partnership. Subsequent to the year end, Bioventus commenced trading on the Nasdaq Global Market (see Note 23 for further details). The company’s headquarters is located in Durham, North Carolina, US. Bioventus focuses its medical product development around active healing therapies and the surgical performance of orthobiologics. The active healing therapies product line supports accelerated and more complete healing of bone fractures, and treats the chronic pain associated with osteoarthritis. The Group’s ability to recover the value of its investment is dependent upon the ongoing clinical and commercial success of these products. The profit after taxation recognised in the income statement relating to Bioventus was $14m (2019: $1m). The balance sheet carrying value relating to Bioventus is $105m (2019: $100m).

The carrying amount of this investment was reviewed for impairment as at the balance sheet date. For the purposes of impairment testing the recoverable amount of this investment was based on its fair value less costs to sell, estimated using discounted cash flows.

The amounts recognised in the balance sheet and income statement for associates are as follows:

	2020	2019
	$ million	$ million
Balance sheet	108	103
Income statement profit	14	1

Group financial statements continued

Notes to the Group accounts continued

11 Investments in associates continued

Summarised financial information for significant associates

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies:

	2020	2019
	$ million	$ million
Summarised statement of comprehensive income
Revenue	311	342
Attributable profit for the year	19	8
Group adjustments[1]	11	(6)
Total comprehensive profit	30	2
Group share of profit for the year at 47.6% (2019: 49%)	14	1

	2020	2019
	$ million	$ million
Summarised balance sheet
Non-current assets	283	297
Current assets	210	183
Non-current liabilities	(223)	(241)
Current liabilities	(117)	(87)
Net assets	153	152
Non-controlling interest	(1)	(10)
Net equity attributable to owners	152	142
Group’s share of net assets at 47.6% (2019: 49%)	72	70
Group adjustments[1]	33	30
Group’s carrying amount of investment at 47.6% (2019: 49%)	105	100
1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.

During the year the Group received a $9m (2019: $3m) cash distribution from Bioventus.

At December 2020, the Group held equity investments in two other associates (2019: one) with a carrying value of $3m (2019: $3m).